RELATED PARTY TRANSACTIONS (Schedule of Revenues and Purchases) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014		Dec. 31, 2013		Dec. 31, 2012		Jun. 30, 2014	May 31, 2014
Related Party Transaction [Line Items]
Advertising revenues	$ 20		$ 681		$ 1,852
Concession cost purchase from related party	233
Loan to a related party	1,612
BEMC [Member]
Related Party Transaction [Line Items]
Advertising revenues			681		1,852
Jiacheng Advertising [Member]
Related Party Transaction [Line Items]
Advertising revenues	20
Guangxi Dingyuan [Member]
Related Party Transaction [Line Items]
Concession cost purchase from related party	233
AM Jiaming [Member]
Related Party Transaction [Line Items]
Loan to a related party	$ 1,612	[1]		[1]		[1]	$ 806	$ 806

[1]	In May 2014 and June 2014, the Group provide two loans to AM Jiaming, with amount of $806 and $806, respectively, at an annual interest rate equal to the bank lending rate over the same period, i.e. 6% for 2014. The loans will be due five days after the issuance of a written notice from the Group. No prepayment was received from AM Jiaming as of December 31, 2014.